T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION
SERVICES 12.8%
Entertainment 1.9%
Netflix (1) 97,236 33,593
Sea, ADR (1) 166,533 14,413
Walt Disney (1) 98,777 9,891
57,897
Interactive Media & Services 9.8%
Alphabet, Class A (1) 293,321 30,426
Alphabet, Class C (1) 1,682,283 174,957
Meta Platforms, Class A (1) 384,913 81,579
Tencent Holdings (HKD)  286,700 14,011
300,973
Wireless Telecommunication
Services 1.1%
T-Mobile U.S. (1) 240,945 34,898
34,898
Total Communication Services 393,768
CONSUMER
DISCRETIONARY 14.0%
Automobiles 2.5%
Tesla (1) 364,764 75,674
75,674
Broadline Retail 6.6%
Amazon.com (1) 1,966,954 203,167
203,167
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 10,467 27,763
Chipotle Mexican Grill (1) 17,737 30,300
DoorDash, Class A (1) 112,178 7,130
Meituan, Class B (HKD) (1) 30,200 548
65,741
Specialty Retail 1.3%
Ross Stores  309,512 32,848
TJX  81,852 6,414
39,262
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica (1) 52,293 19,044
NIKE, Class B  222,365 27,271
46,315
Total Consumer Discretionary 430,159
CONSUMER STAPLES 0.9%
Consumer Staples Distribution &
Retail 0.9%
Dollar General  133,764 28,152
Total Consumer Staples 28,152
FINANCIALS 11.9%
Capital Markets 2.5%
Charles Schwab  332,956 17,440
Goldman Sachs Group  39,433 12,899
Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley  214,199 18,807
MSCI  10,955 6,131
S&P Global  57,353 19,774
75,051
Financial Services 7.5%
Adyen (EUR) (1) 7,871 12,542
Affirm Holdings (1)(2) 163,475 1,842
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $6,963 (1)(3)(4) 1,826,940 3,709
Block, Class A (1) 89,417 6,139
Fiserv (1) 65,259 7,376
Mastercard, Class A  243,115 88,350
Visa, Class A  490,519 110,592
230,550
Insurance 1.9%
Chubb  172,274 33,452
Marsh & McLennan  146,493 24,399
57,851
Total Financials 363,452
HEALTH CARE 13.7%
Health Care Equipment &
Supplies 2.7%
Align Technology (1) 14,491 4,842
Intuitive Surgical (1) 182,362 46,588
Stryker  92,119 26,297
Teleflex  20,603 5,219
82,946
Health Care Providers &
Services 5.4%
Elevance Health  35,228 16,198
Humana  59,096 28,689
UnitedHealth Group  257,730 121,801
166,688
Health Care Technology 0.3%
Veeva Systems, Class A (1) 42,420 7,796
7,796
Life Sciences Tools & Services 2.2%
Danaher  140,646 35,448
Thermo Fisher Scientific  55,401 31,932
67,380
Pharmaceuticals 3.1%
AstraZeneca, ADR  168,833 11,719
Eli Lilly  181,411 62,300
Zoetis  121,677 20,252
94,271
Total Health Care 419,081
INDUSTRIALS & BUSINESS
SERVICES 2.2%
Aerospace & Defense 0.2%
TransDigm Group  9,905 7,301
7,301

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies 0.2%
Cintas  13,035 6,031
6,031
Ground Transportation 0.4%
Old Dominion Freight Line  38,530 13,133
13,133
Industrial Conglomerates 1.3%
General Electric  167,298 15,994
Roper Technologies  54,281 23,921
39,915
Professional Services 0.1%
TransUnion  39,009 2,424
2,424
Total Industrials & Business Services 68,804
INFORMATION
TECHNOLOGY 42.5%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  54,750 7,180
7,180
IT Services 1.2%
MongoDB (1) 64,517 15,040
Shopify, Class A (1) 337,323 16,172
Snowflake, Class A (1) 43,373 6,692
37,904
Semiconductors & Semiconductor
Equipment 9.7%
Advanced Micro Devices (1) 367,545 36,023
ASML Holding  70,148 47,750
Lam Research  10,931 5,795
Marvell Technology  256,903 11,124
Monolithic Power Systems  42,993 21,520
NVIDIA  507,818 141,057
Taiwan Semiconductor Manufacturing,
ADR  124,967 11,624
Texas Instruments  114,946 21,381
296,274
Software 20.4%
Atlassian, Class A (1) 86,357 14,782
BILL Holdings (1) 107,199 8,698
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(3)(4) 3,708 2,046
Confluent, Class A (1) 147,843 3,558
Crowdstrike Holdings, Class A (1) 39,471 5,418
Datadog, Class A (1) 72,114 5,240
Fortinet (1) 58,218 3,869
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(3)(4) 72,683 1,369
Intuit  112,336 50,083
Microsoft  1,440,803 415,383
Paycom Software (1) 10,521 3,198
ServiceNow (1) 156,662 72,804
Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (1) 102,521 39,599
626,047
Technology Hardware, Storage &
Peripherals 11.0%
Apple  2,044,937 337,210
337,210
Total Information Technology 1,304,615
MATERIALS 1.2%
Chemicals 1.2%
Linde  55,174 19,611
Sherwin-Williams  70,948 15,947
Total Materials 35,558
Total Common Stocks (Cost
$1,557,305) 3,043,589
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)(3)
(4) 233 129
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(3)(4) 26 14
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $3 (1)(3)(4) 2 1
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(3)(4) 33,114 1,987
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925 (1)(3)(4) 80,631 4,838
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(3)(4) 98,373 1,852
Total Information Technology 8,821
Total Convertible Preferred Stocks
(Cost $11,318) 8,821
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30 (5) 9,331,000 5,319
Total Corporate Bonds (Cost $9,331) 5,319
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 6,901,490 6,901
Total Short-Term Investments (Cost
$6,901) 6,901

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 949,236 949
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 949
Total Securities Lending Collateral
(Cost $949) 949
Total Investments in
Securities 99.9%
(Cost $1,585,804) $ 3,065,579
Other Assets Less Liabilities 0.1% 1,563
Net Assets 100.0% $ 3,067,142
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $15,945 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,319 and represents
0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 75++
Totals $ —# $ — $ 75+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 9,279  ¤  ¤ $ 7,850
Total $ 7,850^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $75 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $7,850.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,009,364 $ 27,101 $ 7,124 $ 3,043,589
Convertible Preferred Stocks — — 8,821 8,821
Corporate Bonds — 5,319 — 5,319
Short-Term Investments 6,901 — — 6,901
Securities Lending Collateral 949 — — 949
Total $ 3,017,214 $ 32,420 $ 15,945 $ 3,065,579

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E148-054Q1 03/23